Document and Entity Information	Mar. 29, 2024
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2024
Entity Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 29, 2024
Document Effective Date	Mar. 29, 2024
Prospectus Date	Apr. 28, 2023